Variable Interest Entities	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
VARIABLE INTEREST ENTITIES

As of June 30, 2016, we leased six vessels from VIEs under finance leases, of which four were with ICBCL entities, one with a subsidiary of CMBL and one with CCBFL. Each of the ICBCL, CMBL and CCBFL entities are wholly-owned, newly formed special purpose vehicles (“SPVs”). In each of these transactions we sold our vessel and then subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of the ten year lease period. Refer to note 4 to our Consolidated Financial Statements filed with our Annual Report on Form 20-F for the year ended December 31, 2015, for additional details.

While we do not hold any equity investments in the above Lessor SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements we have concluded that we are the primary beneficiary of these VIEs and accordingly, these lessor VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels, as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. The equity attributable to the respective lessor VIEs are included in non-controlling interests in our consolidated results. As of June 30, 2016 and 2015, the respective vessels are reported under “Vessels and equipment, net” in our consolidated balance sheet.

Since December 31, 2015, we entered into the following sale and leaseback arrangement:

Seal Lessor VIE

In March 2016, we sold the Golar Seal to a CCBFL entity ("Seal Lessor VIE") and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the fifth year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period. A summary of this sale and lease back arrangement, including repurchase options and obligations as of June 30, 2016 is provided below:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of June 30, 2016, are shown below:

(in thousands of $)	2016 (1)	2017	2018	2019	2020	2021+
Golar Glacier	8,620	17,100	17,100	17,100	17,147	64,185
Golar Kelvin	8,620	17,100	17,100	17,100	17,147	66,996
Golar Snow	8,620	17,100	17,100	17,100	17,147	66,996
Golar Ice	8,620	17,100	17,100	17,100	17,147	69,900
Golar Tundra (2)*	5,931	11,863	11,863	11,863	11,863	57,336
Golar Seal	7,472	15,151	15,151	15,193	15,151	75,797

(1) For the six months ended December 31, 2016.
(2) As a result of the sale of the Golar Tundra to Golar Partners in May 2016 (see "Tundra Lessor VIE" below), the payment obligations under the bareboat charter with the Golar Tundra lessor VIE are borne by Golar Partners. However, by virtue of the put option contained within the sale and purchase arrangements, we will continue to consolidate the Golar Tundra related entities until the charter with WAGL commences.
*The payment obligation relating to the Golar Tundra presented in the table above excludes variable rental payments due under the lease. Based on an assumed LIBOR of 0.38% plus margin, additional payments totaling $73.7 million should be payable over the lifetime of the lease.

The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of June 30, 2016 and December 31, 2015, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	June 30, 2016	December 31, 2015
Assets							Total	Total
Restricted cash and short-term receivables	18,408	25,625	17,813	11,380	—	3,819	77,045	35,450
Restricted cash and short-term receivables - held-for-sale current assets (1)	—	—	—	—	167	—	167	3,618
	18,408	25,625	17,813	11,380	167	3,819	77,212	39,068

Liabilities
Debt:
Short-term interest bearing debt	40,903	182,540	31,079	172,046	—	—	426,568	408,978
Long-term interest bearing debt - current portion	7,650	—	8,000	—	—	5,706	21,356	15,650
Long-term interest bearing debt - non-current portion	132,805	—	142,844	—	—	151,413	427,062	285,700
Long-term interest bearing debt - held-for-sale (1)	—	—	—	—	214,245	—	214,245	201,725
	181,358	182,540	181,923	172,046	214,245	157,119	1,089,231	912,053

(1) The assets and liabilities relating to the Golar Tundra lessor VIE have been reclassified as held-for-sale in connection with the sale of our interests in the companies that own and operate the vessel to Golar Partners.

Tundra Corp VIE

In February 2016,we entered into a sale and purchase agreement with Golar Partners, for the sale of the disponent owner and operator of the FSRU, the Golar Tundra ("Tundra Corp"). The transaction closed in May 2016. Concurrent with the closing we entered into an agreement with Golar Partners which includes a put option, that in the event the vessel has not commenced service under the charter with WAGL by May 23, 2017, Golar Partners shall have the option to require that we repurchase the Tundra Corp equal to the purchase consideration. Accordingly, we have determined that Tundra Corp is a VIE and that until the put option expires, we remain the primary beneficiary and thus we will continue to consolidate the entities that own and lease the Golar Tundra until her charter with WAGL commences (see note 16).